CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended			12 Months Ended	18 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (2,631,114)	$ (1,855,312)	$ (925)	$ (3,816,851)	$ (3,817,776)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	7,849	13,170	0	28,423	28,423
Amortization expense	17,500	400	0	800	800
Amortization of debt discount	328,927	153,187	0	1,178,495	1,178,495
Stock option compensation charge	980,794	661,669	0	1,657,273	1,657,273
Stock issued for services rendered	141,930	4,000	0	72,000	72,000
Stock based call option	0	0	0	5,500	5,500
Derivative financial liability	397,611	0	0	237,799	237,799
Gain on disposal of assets and subsidiaries	0	0	0	(1,225,592)	(1,225,592)
Changes in Assets and Liabilities
Accounts receivable	(15,000)	(862)	0	32	32
Prepaid expenses	7,031	(5,879)	0	(10,040)	(10,040)
Accounts payable	63,237	72,284	100	134,701	134,801
Accrued liabilities and other payables	118,496	0	0	(20,598)	(20,598)
Accrued interest	36,002	73,054	0	176,099	176,099
Cash Used in Operating Activities	(546,737)	(884,289)	(825)	(1,581,959)	(1,582,784)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds on disposal of assets and subsidiaries	0	0	0	1	1
Purchase of property and equipment	(69,226)	(6,119)	0	(111,120)	(111,120)
NET CASH USED IN INVESTING ACTIVITIES	(69,226)	(6,119)	0	(111,119)	(111,119)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributed Capital	0	911,500	895	0	895
Proceeds on issuance of shares	0	0	0	121,931	121,931
Proceeds from notes payable and advances	160,000	0	0	1,599,500	1,599,500
Proceeds on Series B Preferred stock issued	750,000	0	0	0	0
Proceeds on common stock issued, net of issue expenses	443,685	0	0	0	0
Repayment of notes	(401,948)	0	0	0	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	951,737	911,500	895	1,721,431	1,722,326
NET INCREASE IN CASH	335,774	21,092	70	28,353	28,423
CASH AT BEGINNING OF PERIOD	28,423	70	0	70	0
CASH AT END OF PERIOD	364,197	21,162	70	28,423	28,423
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes	0	1,500	0	1,579	1,579
Cash paid for interest	130,753	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Licenses acquired not yet paid for	350,000	0	0	0	0
Assets acquired in reverse merger	0	2,658	0	2,658	2,658
Liabilities acquired in reverse merger	0	1,447,091	0	1,447,091	1,447,091
Contributed assets	0	37,301	0	37,301	37,301
Conversion of debt to equity	746,000	9,750	0	2,093,011	2,093,011
Conversion of interest on debt to equity	$ 102,397	$ 0	$ 0	$ 0	$ 0